Annual Fund Operating Expenses - A C I Shares - JPMorgan US Small Company Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.37%
Service Fees	0.25%
Remainder of Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.22%
Class C
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.75%
Other Expenses	0.38%
Service Fees	0.25%
Remainder of Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.73%
Class I
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.37%
Service Fees	0.25%
Remainder of Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.97%